18. Financial instruments (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 0	R$ 0
Fair value	87	(36)
Effects of the fair value hedge recorded	128	129
Fair value hedge | Hedge item (debt)
Disclosure of detailed information about financial instruments [line items]
Notional value	883	1,039
Fair value	R$ 955	R$ 989